Leases (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	May 18, 2021 ILS (₪)	May 18, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 18, 2021 USD ($)	Dec. 31, 2020 USD ($)
Presentation of leases for lessee [abstract]
Monthly leases for office and parking spaces	₪ 178	$ 51
Terms of lease agreement	4 years	4 years
Right-of-use assets	₪ 12,687		$ 3,612	$ 407	$ 306	$ 3,625	$ 168
Non-current lease liabilities	₪ 12,687		3,247	246	$ 102	$ 3,625
Incremental interest rate used for estimating the liability	8.77%					8.77%
Repayment of liability for leases			$ 367	$ 355